RELATED PARTY TRANSACTIONS (Details Narrative)				3 Months Ended		12 Months Ended
	Sep. 20, 2024 USD ($)	Sep. 30, 2020 USD ($)	Jul. 16, 2020 USD ($)	Mar. 31, 2026 USD ($) Integer	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($)	Mar. 20, 2023
Related Party Transaction [Line Items]
Debt interest rate			3.75%					8.00%
Amortization of debt discount				$ 1,187	$ 64,850	$ 242,095	$ 6,566
Purchase orders | Integer				5		5
Purchase obligation				$ 2,149	20,615	$ 99,653	119,279
Accrued interest payable				1,486,041		1,347,787	1,591,023
Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable		$ 150,000	$ 150,000
Amortization of debt discount					$ 1,313	3,062	0
Related Party [Member]
Related Party Transaction [Line Items]
Principal amount				123,650		123,650	151,150
Proceeds from notes payable							15,000
Related Party [Member] | Sponsor Promissory Note [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note	$ 230,000
Debt interest rate	10.00%
Principal amount				133,334		133,334	255,556
Debt discount							25,556
Proceeds from notes payable							$ 230,000
Amortization of debt discount						25,556
Accrued interest						32,867
Accrued interest payable				$ 20,482		$ 17,148